Operating Lease (Tables)	12 Months Ended
Jun. 30, 2023
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	June 30, 2023	June 30, 2022
Rights of use lease assets	$933,339	$120,043

Operating lease liabilities, current	432,890	86,547
Operating lease liabilities, noncurrent	565,865	17,820
Total operating lease liabilities	$998,755	$104,367

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023 and 2022:
	June 30, 2023	June 30, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.34	1.13
Weighted average discount rate	4.75%	4.75%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2023:
Twelve months ended June 30,	Lease payment
2024	$471,417
2025	472,145
2026 and thereafter	113,125
Total lease payments	1,056,687
Less: imputed interest	(57,932)
Present value of lease liabilities	$998,755